Share-Based Compensation Plans - Deferred Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 27.1	$ 31.1	$ 40.6
Deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1.1	0.8	0.7
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 13.8	$ 9.9	$ 12.9
In lieu of annual cash retainer | Deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted at period end (in shares)	39,805	36,091	33,985
Additional compensation for board service | Deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted at period end (in shares)	8,388	7,920	5,199
Additional compensation for board service | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted at period end (in shares)	9,966	13,860	10,248
Stock units canceled		1,752